Consolidated Statement of Cash Flows - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit for the year from
Continuing operations	₺ 2,504,254	₺ 2,177,335	₺ 2,037,759
Discontinued operations	772,436
Profit for the year including discontinued operations	3,276,690	2,177,335	2,037,759
Adjustments for:
Depreciation and impairment of property, plant and equipment and investment properties	2,199,830	1,894,445	1,501,579
Amortization of intangible assets	2,846,735	2,393,529	1,095,401
Net finance expense	1,442,773	983,881	165,387
Fair value adjustments to derivatives	(570,204)	(1,719,610)	(562,562)
Income tax expense	785,630	495,481	571,758
(Gain) on sale of property, plant and equipment	(47,169)	(43,727)	(33,837)
Unrealized foreign exchange losses on operating assets	1,832,636	2,954,304	966,340
Provisions	920,924	796,520	980,040
Share of equity accounted investees	15,712	87
Adjustments to (earnings) due to disposal of assets held for sale	(772,436)
(Gain) on sale of subsidiary		(110,308)
Non-cash other adjustments	(15,557)
Adjustments to reconcile profit (loss)	11,915,564	9,821,937	6,721,865
Change in trade receivables	(881,333)	273,110	613,404
Change in due from related parties	10,025	(5,870)	1,107
Change in receivables from financial services	1,651,180	(69,991)	(1,931,538)
Change in inventories	2,035	(76,883)	27,871
Change in other current assets	(299,790)	53,957	(198,268)
Change in other non-current assets	(38,112)	142,133	15,012
Change in due to related parties	(33,135)	40,072	(4,099)
Change in trade and other payables	92,427	(501,980)	(507,043)
Change in other non-current liabilities	(8,122)	(242,384)	(82,018)
Change in employee benefit obligations	(36,231)	(32,764)	(18,627)
Change in short term contract asset	(223,146)	(711,928)
Change in long term contract asset	(6,778)	(3,513)
Change in deferred revenue	45,402	54,391	131,486
Change in short term contract liability	34,652	255,756
Change in long term contract liability	10,292	131,598
Changes in other working capital	(506,303)	(981,764)	(265,518)
Cash generated from operations	11,728,627	8,145,877	4,503,634
Interest paid	(2,090,718)	(1,658,308)	(909,881)
Income tax paid	(611,354)	(657,715)	(492,487)
Net cash inflow from operating activities	9,026,555	5,829,854	3,101,266
Cash flows from investing activities:
Acquisition of property, plant and equipment	(3,195,069)	(2,960,648)	(2,937,195)
Acquisition of intangible assets	(2,821,111)	(2,264,912)	(1,172,847)
Proceeds from sale of property, plant and equipment	81,192	103,864	58,740
Proceeds from/(payments for) advances given for acquisition of property, plant and equipment	156,936	(204,817)	205,580
Contribution of increase of share capital in joint ventures/associates	(38,000)	(19,500)
Proceeds from sale of subsidiary	2,219,644	118,528
Payments for held to maturity investment			(11,992)
Cash inflows from financial asset at fair value through other comprehensive income	84,655
Cash outflows from financial asset at fair value through other comprehensive income	(369,591)	(39,877)
Interest received	854,018	731,793	553,066
Net cash outflow from investing activities	(3,027,326)	(4,535,569)	(3,304,648)
Cash flows from financing activities:
Dividends received for treasury share	7,380	9,399
Proceeds from derivative instruments	1,924,363	1,054,345
Repayments of derivative instruments	(1,101,876)	(710,522)
Proceeds from issues of loans and borrowings	29,060,490	44,341,070	24,102,643
Proceeds from issues of bonds	311,649	2,188,313	209,808
Repayment of borrowings	(31,297,901)	(43,987,127)	(22,265,088)
Repayment of bonds	(225,794)	(191,312)	(379,660)
Dividends paid to shareholders	(1,010,000)	(1,900,000)	(2,990,706)
Dividends paid to non-controlling interest in subsidiaries	(125,027)	(58,778)	(60,222)
Acquisition of treasury shares	(9,998)	(94,620)
(Increase)/decrease in cash collateral related to loans	204,077	(20,272)	(183,518)
Payments of lease liabilities	(1,215,320)	(1,164,879)
Net cash outflow from financing activities	(3,477,957)	(534,383)	(1,566,743)
Net increase/(decrease) in cash and cash equivalents	2,521,272	759,902	(1,770,125)
Cash and cash equivalents at 1 January	7,419,239	4,712,333	6,052,352
Effects of exchange rate changes on cash and cash equivalents	298,204	1,947,004	430,106
Cash and cash equivalents at 31 December	₺ 10,238,715	₺ 7,419,239	₺ 4,712,333